Note 7 - Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	December 31,
(in thousands)	2023	2022

Research and development	$574	$786
Professional fees	279	459
Severance	261	-
Salaries, bonus and benefits	64	123
Other	440	184
Total accrued expenses	$1,618	$1,552